Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Central Index Key	0001341170
Entity Registrant Name	EUROSEAS LTD.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Entity File Number	001-33283
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	4 Messogiou & Evropis Street
Entity Address, Postal Zip Code	151 24
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Title of 12(b) Security	Common shares, $0.03 par value
Trading Symbol	ESEA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	7,116,206
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A
Auditor Location	Athens, Greece
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Document Registration Statement	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	11 Canterbury Lane
Entity Address, Postal Zip Code	07069
Entity Address, City or Town	Watchung
City Area Code	908
Local Phone Number	301-9091
Entity Address, State or Province	NJ
Contact Personnel Name	Tasos Aslidis